INVENTORY, NET (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Write-downs of inventories	$ 4,018	$ 4,510	$ 4,450